UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
Address:  151 Farmington Avenue, RTAA
	  Hartford, CT 06156-9407

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Linda Liptrot
Title:  Chief Financial Officer
Phone:  860-273-8396
Signature, Place and Date of Signing:


	Linda Liptrot	Hartford, Connecticut	May 12, 2000
Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$115,281

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                                                                                      ITEM 6
                                                                                    INVESTMENT
                                                                                    DISCRETION
                                                                               ------------------
                                                                               (A)    (B)     (C)      ITEM7           ITEM 8
                                                                              SOLE  SHARED   SHARED    MAN-       VOTING AUTHORITY
                             ITEM 2                        ITEM 4     ITEM 5         AS      OTHER     AGERS            (SHARES)
                                            ITEM 3                                  DEFINED            SEE        ----------------
        ITEM 1               TITLE                         FAIR       SHARES OR     IN INSTR           INSTR         (A)  (B)  (C)
                              OF            CUSIP          MARKET    PRINCIPAL
    NAME OF ISSUER           CLASS         NUMBER          VALUE       AMOUNT         V                 V           SOLE SHRD NONE


ACXIOM CORP
                             COM          005125109       $218         6,693        X                   01          6,693
ALASKA COMMINICATIONS SYSTS
			     COM	  01167P101	$1,970	     812,453	    X			01	  812,453
AVANT IMMUNOTHERAPEUTICS INC
                             COM          053491106     $3,824       410,767        X                   01        410,767
BAAN CO NV
                             COM          N08044104         $9	       1,656        X                   01          1,656
BARCLAYS BK PLC
                             SPN ADR UNIT 06738C505     $9,972       400,000        X                   01        400,000
BIOSITE DIAGNOSTICS INC
                             COM          090945106       $512        21,428        X                   01         21,428
BIOTRANSPLANT INC
                             COM          09066Y107     $1,199       160,310        X                   01        160,310
BURNS INTL SERVICE CORP
			     COM	  122374101	$1,187	     115,359	    X                   01        115,359
CABLETRON SYS INC
                             COM          126920107        $14           477        X                   01            477
CISCO SYSTEMS INC
			     COM	  17275R102    $10,815	     142,742	    X			01	  142,742
CYPRESS BIOSCIENCES INC
                             COM          232674101      $100         33,598        X                   01         33,598
DIVERSA CORPORATION
                             COM          255064107    $12,117       343,753        X                   01        343,753
ESAT TELECOM GROUP PLC
                             SPONSORED    26883Y102       $628         6,413        X                   01          6,413
GERON CORP
                             COM          374163103       $864        34,589        X                   01         34,589
HARTFORD FINL SVCS GROUP INC
                             COM          416515104     $2,309        43,780        X                   01         43,780
HUMAN GENOME SCIENCES INC
                             COM          444903108    $24,284       298,328        X                   01        298,328
LIGHTBRIDGE INC
			     COM          532226107     $4,275       186,611        X                   01        186,611
MBIA INC
                             COM          55262C100    $17,756       348,018        X                   01        348,018
MILLENNIUM PHARMACUETICALS
	 		     COM	  599902103	$2,563	      20,138	    X			01	   20,138
NABI INC
                             COM          628716102       $104        15,798        X                   01         15,798
NEXTEL COMMUNICATIONS INC
                             CL A         65332V103     $7,283        50,132        X                   01         50,132
PARADYNE NETWORKS INC
                             COM          69911G107     $1,447        47,635        X                   01         47,635
PEERLESS SYS CORP
                             COM          705536100       $101        21,123        X                   01         21,123
PHARMACYCLICS INC
                             COM          716933106       $397         7,276        X                   01          7,276
PSS WORLD MED INC
                             COM          69366A100        $15         2,260        X                   01          2,260
RAMBUS INC DEL
                             COM          750917106     $2,366         8,198        X                   01          8,198
ROWECOM INC
                             COM          77957X108     $1,177        70,650        X                   01         70,650
SHIRE PHARMACEUTICALS GROUP
                             COM          82481r106     $7,775       409,267        X                   01        409,267



                         Report total for Market      $115,281


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